Employees (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation

	€ million	€ million	€ million
Staff costs	2022	2021	2020
Wages and salaries	(5,857)	(5,062)	(5,051)
Social security costs	(587)	(529)	(519)
Other pension costs	(396)	(401)	(419)
Share-based compensation costs	(177)	(161)	(108)
	(7,017)	(6,153)	(6,097)

	‘000	‘000	‘000
Average number of employees during the year (a)	2022	2021	2020
Asia Pacific Africa	73	84	83
The Americas	38	37	38
Europe	27	28	29
	138	149	150
(a) Reduction in number of employees is primarily driven by disposal of ekaterra in 2022.

	€ million	€ million	€ million
Key management compensation	2022	2021	2020
Salaries and short-term employee benefits	(41)	(29)	(28)
Share-based benefits(a)	(15)	(10)	(5)
	(56)	(39)	(33)
Of which: Executive Directors	(12)	(8)	(6)
Other(b)	(44)	(31)	(27)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(58)	(41)	(35)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €12 million (2021: €6 million; 2020: €10 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 94% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2022		31 December 2021
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	4.6%	5.9%	1.8%	3.6%
Inflation	2.8%	n/a	2.6%	n/a
Rate of increase in salaries	3.3%	3.0%	3.2%	3.0%
Rate of increase for pensions in payment (where provided)	2.4%	n/a	2.5%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.7%	n/a
Long-term medical cost inflation	n/a	5.1%	n/a	5.1%
The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 6% to the long-term rate after 4 years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
4B. Pensions and similar obligations continued
For the UK and Netherlands pension plans, representing approximately 65% of all defined benefit pension liabilities, the assumptions used at 31 December 2022 and 2021 were:

	United Kingdom		Netherlands
	2022	2021	2022	2021
Discount rate	5.0%	1.9%	3.7%	1.1%
Inflation	3.1%	3.2%	2.2%	1.9%
Rate of increase in salaries	3.6%	3.7%	2.7%	2.4%
Rate of increase for pensions in payment (where provided)	2.9%	3.1%	2.2%	1.9%
Rate of increase for pensions in deferment (where provided)	2.9%	3.1%	2.2%	1.9%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.8	21.8	21.8	21.6
Women	23.6	23.6	24.0	23.7
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.9	22.8	23.8	23.5
Women	24.8	24.8	26.0	25.5

Summary of Charge to Operating Profit
The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2022	2021	2020
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(186)	(228)	(223)
Employee contributions		12	13	17
Special termination benefits		(11)	(15)	(37)
Past service cost including (losses)/gains on curtailments		–	18	20
Settlements		1	1	7
Defined contribution plans		(212)	(190)	(203)
Total operating cost	4A	(396)	(401)	(419)
Finance income/(cost)(a)	5	44	(10)	(9)
Net impact on the income statement (before tax)		(352)	(411)	(428)
(a)This includes the impact of interest on asset ceiling.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability
Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million	€ million	€ million
	2022	2021	2020
Return on plan assets excluding amounts included in net finance income/(cost)	(6,483)	1,958	1,494
Change in asset ceiling excluding amounts included in finance cost	(184)	(17)	2
Actuarial gains/(losses) arising from changes in demographic assumptions	(24)	(4)	246
Actuarial gains/(losses) arising from changes in financial assumptions	6,914	342	(1,414)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(760)	126	(78)
Total of defined benefit costs recognised in other comprehensive income	(537)	2,405	250

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2022		€ million 2021
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	19,361	6	26,686	7
Present value of liabilities	(16,199)	(365)	(23,219)	(431)
Computed surplus/(deficit)	3,162	(359)	3,467	(424)
Irrecoverable surplus(a)	(234)	–	(50)	–
Surplus/(deficit)	2,928	(359)	3,417	(424)
Of which in respect of:
Funded plans in surplus:
Liabilities	(12,030)	–	(18,071)	–
Assets	16,524	–	23,240	–
Aggregate surplus	4,494	–	5,169	–
Irrecoverable surplus(a)	(234)	–	(50)	–
Surplus/(deficit)	4,260	–	5,119	–
Funded plans in deficit:
Liabilities	(3,417)	(39)	(4,245)	(39)
Assets	2,837	6	3,446	7
Surplus/(deficit)	(580)	(33)	(799)	(32)
Unfunded plans:
Pension liability	(752)	(326)	(903)	(392)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Summary of Movements in Assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2022 Total	UK	Netherlands	world	2021 Total
1 January	14,332	6,099	6,212	26,643	12,499	5,587	5,920	24,006
Employee contributions	1	–	11	12	–	–	13	13
Settlements	–	–	–	–	–	–	–	–
Actual return on plan assets (excluding amounts in net finance income/charge)	(4,870)	(668)	(945)	(6,483)	1,092	560	306	1,958
Change in asset ceiling excluding amounts included in interest expenses	–	–	(184)	(184)	–	–	(17)	(17)
Interest income(a)	264	66	166	496	181	39	124	344
Employer contributions	66	8	229	303	100	72	222	394
Benefit payments	(511)	(161)	(512)	(1,184)	(501)	(159)	(475)	(1,135)
Other	–	(1)	(1)	(2)	–	–	(47)	(47)
Currency retranslation	(578)	–	110	(468)	961	–	166	1,127
31 December	8,704	5,343	5,086	19,133	14,332	6,099	6,212	26,643
(a)This includes the impact of interest on asset ceiling.

Summary of Movements in Liabilities
Movements in liabilities during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2022 Total	UK	Netherlands	world	2021 Total
1 January	(11,453)	(4,937)	(7,260)	(23,650)	(11,148)	(5,060)	(7,511)	(23,719)
Gross service cost	(86)	(4)	(96)	(186)	(127)	(4)	(97)	(228)
Special termination benefits	–	–	(11)	(11)	–	–	(15)	(15)
Past service costs including losses/(gains) on curtailments	–	–	–	–	(1)	–	19	18
Settlements	–	–	1	1	–	–	1	1
Interest cost	(210)	(54)	(188)	(452)	(161)	(35)	(158)	(354)
Actuarial gain/(loss) arising from changes in demographic assumptions	1	(50)	25	(24)	(2)	(6)	4	(4)
Actuarial gain/(loss) arising from changes in financial assumptions	4,196	1,527	1,191	6,914	225	(23)	140	342
Actuarial gain/(loss) arising from experience adjustments	(276)	(377)	(107)	(760)	95	32	(1)	126
Benefit payments	511	161	512	1,184	501	159	475	1,135
Other	–	–	15	15	–	–	48	48
Currency retranslation	479	–	(74)	405	(835)	–	(165)	(1,000)
31 December	(6,838)	(3,734)	(5,992)	(16,564)	(11,453)	(4,937)	(7,260)	(23,650)

Summary of Movements in (Deficit)/Surplus
Movements in (deficit)/surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2022 Total	UK	Netherlands	world	2021 Total
1 January	2,879	1,162	(1,048)	2,993	1,351	527	(1,591)	287
Gross service cost	(86)	(4)	(96)	(186)	(127)	(4)	(97)	(228)
Employee contributions	1	–	11	12	–	–	13	13
Special termination benefits	–	–	(11)	(11)	–	–	(15)	(15)
Past service costs including losses/(gains) on curtailments	–	–	–	–	(1)	–	19	18
Settlements	–	–	1	1	–	–	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(4,870)	(668)	(945)	(6,483)	1,092	560	306	1,958
Change in asset ceiling excluding amounts included in interest expenses	–	–	(184)	(184)	–	–	(17)	(17)
Interest cost	(210)	(54)	(188)	(452)	(161)	(35)	(158)	(354)
Interest income(a)	264	66	166	496	181	39	124	344
Actuarial gain/(loss) arising from changes in demographic assumptions	1	(50)	25	(24)	(2)	(6)	4	(4)
Actuarial gain/(loss) arising from changes in financial assumptions	4,196	1,527	1,191	6,914	225	(23)	140	342
Actuarial gain/(loss) arising from experience adjustments	(276)	(377)	(107)	(760)	95	32	(1)	126
Employer contributions	66	8	229	303	100	72	222	394
Benefit payments	–	–	–	–	–	–	–	–
Other	–	(1)	14	13	–	–	1	1
Currency retranslation	(99)	–	36	(63)	126	–	1	127
31 December	1,866	1,609	(906)	2,569	2,879	1,162	(1,048)	2,993
(a)This includes the impact of interest on asset ceiling.

Summary of Movements in Irrevocable Surplus
Movements in irrecoverable surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2022 Total	UK	Netherlands	world	2021 Total
1 January	–	–	(50)	(50)	–	–	(26)	(26)
Interest income	–	–	2	2	–	–	(2)	(2)
Change in irrecoverable surplus in excess of interest	–	–	(184)	(184)	–	–	(17)	(17)
Currency retranslations	–	–	(2)	(2)	–	–	(5)	(5)
31 December	–	–	(234)	(234)	–	–	(50)	(50)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants
The duration of the principal defined benefit plan liabilities (representing 94% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

			Rest of				Rest of
	UK	Netherlands	world(a)	2022 Total	UK	Netherlands	world(a)	2021 Total
Duration (years)	13	15	11	4 to 18	18	18	12	7 to 21
Active members	8%	8%	19%	11%	12%	12%	20%	14%
Deferred members	31%	38%	14%	28%	36%	43%	17%	33%
Retired members	61%	54%	67%	61%	52%	45%	63%	53%
(a)Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

	€ million				€ million
	31 December 2022				31 December 2021
	UK	Netherlands	Rest of world	2022 Total	UK	Netherlands	Rest of world	2021 Total
Total Assets	8,704	5,343	5,314	19,361	14,332	6,099	6,255	26,686
Assets
Equities Total	284	983	1,363	2,630	1,714	1,676	1,835	5,225
– Europe	61	165	440	666	352	271	569	1,192
– North America	160	604	594	1,358	1,030	1,001	829	2,860
– Other	63	214	329	606	332	404	437	1,173
Fixed Income Total	5,757	3,269	2,696	11,722	8,875	3,353	3,176	15,404
– Government bonds	3,795	1,297	1,215	6,307	6,243	1,179	1,396	8,818
– Investment grade corporate bonds	871	530	905	2,306	1,160	537	1,109	2,806
– Other Fixed Income	1,091	1,442	576	3,109	1,472	1,637	671	3,780
Private Equity	500	90	40	630	424	77	17	518
Property and Real Estate	930	422	387	1,739	1,021	517	356	1,894
Hedge Funds	225	–	76	301	381	–	75	456
Other	1,341	325	317	1,983	1,823	322	359	2,504
Other Plans	–	–	417	417	–	–	421	421
Derivatives	(333)	254	18	(61)	94	154	16	264

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-6%	-7%	-6%
Inflation rate	Increase by 0.5%	4%	7%	5%
Life expectancy	Increase by 1 year	4%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	3%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits	The table below sets out these amounts:

	€ million	€ million	€ million	€ million
	2023 Estimate	2022	2021	2020
Company contributions to funded plans:
Defined Benefit	180	176	286	266
Defined Contribution	225	212	190	203
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	130	127	108	132
Group cash flow in respect of pensions and similar benefits	535	515	584	601

Schedule of Charges Related to Equity-Settled Plans
The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2022	2021	2020
Performance share plans	(168)	(150)	(98)
Other plans	(9)	(11)	(10)
	(177)	(161)	(108)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information
A summary of the status of the Performance Share Plans as at 31 December 2022, 2021 and 2020 and changes during the years ended on these dates is presented below:

	2022	2021	2020
	Number of shares	Number of shares	Number of shares
Outstanding at 1 January	14,318,564	11,371,436	11,137,801
Awarded	10,032,321	7,667,929	4,395,633
Vested	(3,101,598)	(3,425,232)	(3,240,738)
Forfeited	(3,325,397)	(1,295,569)	(921,260)
Outstanding at 31 December	17,923,890	14,318,564	11,371,436

	2022	2021	2020
Share award value information
Fair value per share award during the year	€41.56	€47.64	€43.91